Fair value of Above Market Acquired Time Charters	6 Months Ended
Jun. 30, 2017
Fair Value Of Above-Market Acquired Time Charters [Abstract]
Fair Value of Above-Market Acquired Time Charters:
7.      Fair value of Above-Market Acquired Time Charters:
As part of the Merger in July 2014, a $1,967 intangible asset was recognized in connection with a fair value adjustment for two favorable time charters for the vessels Amami and Madredeus. Accumulated amortization as of December 31, 2015 in connection with these time charters was $1,713, leaving an unamortized balance as of December 31, 2015 of $254, which was fully amortized during the six-month period ended June 30, 2016 and is included under “Voyage revenues” in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2016.